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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Abingworth LLP

Address: Princes House, 38 Jermyn Street, London, England SW1Y 6DN

Form 13F File Number: 28-14285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Abell

Title: Member

Phone: +44 (0)20 7534 1500

Signature, Place, and Date of Signing:

    /s/ James Abell                London, UK                 May 15, 2013
-------------------------   -------------------------    -----------------------
         (Name)                  (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  18 items

Form 13F Information Table Value Total:  $162,163 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.   Form 13F File Number         Name

   1     Not applicable               Abingworth Management Limited

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                           FORM 13F INFORMATION TABLE

        COLUMN 1               COLUMN 2   COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- ---------- --------- -------- --------------------- ---------- -------- --------------------------
                                                                                                           VOTING AUTHORITY
                               TITLE OF             VALUE    SHRS OR         PUT/ INVESTMENT  OTHER   --------------------------
      NAME OF ISSUER            CLASS      CUSIP   (x$1000)  PRN AMT  SH/PRN CALL DISCRETION MANAGERS    SOLE    SHARED   NONE
----------------------------- ---------- --------- -------- --------------------- ---------- -------- --------- -------- ------
ALEXZA PHARMACEUTICALS INC       COM     015384209    1,254   286,919   SH          DEFINED      1      286,919
ALNYLAM PHARMACEUTICALS INC      COM     02043Q107   12,527   514,053   SH          DEFINED      1      514,053
AMARIN CORP PLC                SPONS ADR 023111206   59,847 8,087,486   SH          DEFINED      1    8,087,486
ANTHERA PHARMACEUTICALS INC      COM     03674U102    2,250 3,503,956   SH          DEFINED      1    3,503,956
ASTEX PHARMACEUTICALS            COM     04624B103   11,661 2,557,320   SH          DEFINED      1    2,557,320
AVANIR PHARMACEUTICALS INC      CL A     05348P401      308   112,500   SH          DEFINED      1      112,500
CARDIOME PHARMA CORP             COM     14159U202      173   480,856   SH          DEFINED      1      480,856
CLOVIS ONCOLOGY                  COM     189464100   26,904   938,730   SH          DEFINED      1      938,730
CORNERSTONE THERAPEUTICS INC     COM     21924P103      597    84,742   SH          DEFINED      1       84,742
ENTREMED INC                     COM     29382F202      144    70,761   SH          DEFINED      1       70,761
EXELIXIS INC                     COM     30161Q104    1,917   415,000   SH          DEFINED      1      415,000
HYPERION THERAPEUTICS INC        COM     44915N101    1,463    62,500   SH          DEFINED      1       62,500
INCYTE CORP                      COM     45337C102    6,786   290,017   SH          DEFINED      1      290,017
ISIS PHARMACEUTICALS INC         COM     464330109    4,530   267,578   SH          DEFINED      1      267,578
ONCOGENEX PHARMACEUTICALS INC    COM     68230A106    6,828   603,740   SH          DEFINED      1      603,740
SUPERNUS PHARMACEUTICALS INC     COM     868459108   20,232 3,600,000   SH          DEFINED      1    3,600,000
ZALICUS INC                      COM     98887C105      562   864,044   SH          DEFINED      1      864,044
ZOGENIX INC                      COM     98978L105    4,180 2,335,218   SH          DEFINED      1    2,335,218